UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/10 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2010

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (77.4%)

	FEDERAL FARM CREDIT BANK (1.2%)
$1,000,000	Federal Farm Credit Bank	2.63%	4/17/14	$1,027,323
1,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $998,242)			1,027,323

	FEDERAL HOME LOAN BANK (13.2%)
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,062,863
3,500,000	Federal Home Loan Bank	3.63	10/18/13	3,724,322
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,095,493
3,000,000	Federal Home Loan Bank	5.00	12/21/15	3,372,633
1,000,000	Federal Home Loan Bank	5.13	10/19/16	1,125,021
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,120,200
10,500,000	TOTAL FEDERAL HOME LOAN BANK (Cost $11,108,204)			11,500,532

	FEDERAL HOME LOAN MORTGAGE CORPORATION (30.6%)
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,540,773
2,000,000	Federal Home Loan Mortgage Corporation	3.00	7/28/14	2,081,136
1,200,000	Federal Home Loan Mortgage Corporation	2.88	2/9/15	1,227,623
544,617	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	586,529
295,265	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	301,987
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,150,003
554,160	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	573,944
11,466	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	12,313
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,126,658
180,650	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	194,003
13,543	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	14,544
399,408	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	413,478
673,492	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	696,631
12,489	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	13,412
37,628	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	40,409
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,014,050
34,716	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	36,807
234,755	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	248,228
124,348	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	131,485
31,066	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	33,265
442,805	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	474,152
28,162	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	30,050
37,138	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	39,767
137,526	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	146,746
848,743	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	908,827
376,669	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	392,337
900,039	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	957,656
612,603	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	651,819
484,888	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	515,929
333,498	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	345,330
944,969	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	991,824
358,477	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	374,599
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,051,087
890,489	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	922,555
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,273,146
323,855	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	332,524
638,743	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	663,838
598,636	Federal Home Loan Mortgage Corporation REMIC Trust Series 2761 Class AB	5.00	8/15/31	625,732
242,825	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	249,495
141,229	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	144,212
881,976	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	964,179

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$592,782	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00%	1/1/35	$623,463
319,435	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	335,968
317,121	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.62	2/1/35	326,931
341,386	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	358,256
231,088	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	242,507
492,516	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	525,800
648,292	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	691,560
25,013,493	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $25,244,976)			26,597,567

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (27.3%)
135,979	Federal National Mortgage Association Pool #255325	4.50	7/1/11	139,889
3,000,000	Federal National Mortgage Association	2.75	3/13/14	3,095,658
2,000,000	Federal National Mortgage Association	2.63	11/20/14	2,043,944
39,942	Federal National Mortgage Association Pool #511823	5.50	5/1/16	43,063
898,886	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	961,605
38,315	Federal National Mortgage Association Pool #615289	5.50	12/1/16	41,309
112,691	Federal National Mortgage Association Pool #622373	5.50	12/1/16	121,496
77,459	Federal National Mortgage Association Pool #631328	5.50	2/1/17	83,608
102,798	Federal National Mortgage Association Pool #623503	6.00	2/1/17	111,213
5,126	Federal National Mortgage Association Pool #643277	5.50	4/1/17	5,533
11,967	Federal National Mortgage Association Pool #638247	5.50	5/1/17	12,917
514,134	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	529,060
201,356	Federal National Mortgage Association Pool #254684	5.00	3/1/18	216,114
63,443	Federal National Mortgage Association Pool #685183	5.00	3/1/18	68,093
76,785	Federal National Mortgage Association Pool #703936	5.00	5/1/18	82,413
682,252	Federal National Mortgage Association Pool #257566	4.50	1/1/19	721,731
808,861	Federal National Mortgage Association Pool #780956	4.50	5/1/19	857,687
310,985	Federal National Mortgage Association Pool #790984	5.00	7/1/19	333,584
286,578	Federal National Mortgage Association Pool #786915	5.00	8/1/19	307,403
801,675	Federal National Mortgage Association Pool #735063	4.50	12/1/19	850,068
169,664	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	175,865
478,038	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	498,757
207,355	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	221,212
99,121	Federal National Mortgage Association Pool #412682	6.00	3/1/28	109,087
74,361	Federal National Mortgage Association Pool #425239	6.50	4/1/28	82,480
337,568	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	342,666
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	1,050,821
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,331,572
96,368	Federal National Mortgage Association Pool #571090	7.50	1/1/31	108,771
752	Federal National Mortgage Association Pool #568625	7.50	1/1/31	849
1,830	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,065
27,932	Federal National Mortgage Association Pool #629297	6.50	2/1/32	30,982
387,957	Federal National Mortgage Association Pool #626440	7.50	2/1/32	438,313
44,659	Federal National Mortgage Association Pool #634996	6.50	5/1/32	49,535
52,798	Federal National Mortgage Association Pool #254383	7.50	6/1/32	59,651
179,605	Federal National Mortgage Association Pool #254476	5.50	9/1/32	192,570
6,734	Federal National Mortgage Association Pool #688539	5.50	3/1/33	7,220
352,625	Federal National Mortgage Association Pool #650386	5.00	7/1/33	371,522
285,674	Federal National Mortgage Association Pool #726889	5.50	7/1/33	306,295
310,038	Federal National Mortgage Association Pool #759028	5.50	1/1/34	332,417
220,902	Federal National Mortgage Association Pool #761913	5.50	2/1/34	236,640
202,318	Federal National Mortgage Association Pool #763393	5.50	2/1/34	216,921
201,265	Federal National Mortgage Association Pool #769862	5.50	2/1/34	215,604
20,120	Federal National Mortgage Association Pool #769682	5.00	3/1/34	21,173
621,290	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	667,695
16,044	Federal National Mortgage Association Pool #778141	5.00	5/1/34	16,884
276,490	Federal National Mortgage Association Pool #773586	5.50	6/1/34	296,189
292,738	Federal National Mortgage Association Pool #255311	6.00	7/1/34	319,427
14,312	Federal National Mortgage Association Pool #258149	5.50	9/1/34	15,331

Value Line U.S. Government Securities Fund, Inc.

May 31, 2010

Principal Amount		Rate	Maturity Date	Value

$2,869	Federal National Mortgage Association Pool #789150	5.00%	10/1/34	$3,019
456,336	Federal National Mortgage Association Pool #255496	5.00	11/1/34	480,219
42,649	Federal National Mortgage Association Pool #797154	5.50	11/1/34	45,687
98,582	Federal National Mortgage Association Pool #801063	5.50	11/1/34	105,606
174,548	Federal National Mortgage Association Pool #803675	5.50	12/1/34	186,983
159,692	Federal National Mortgage Association Pool #804683	5.50	12/1/34	171,070
351,849	Federal National Mortgage Association Pool #815813 (1)	2.81	2/1/35	367,031
34,022	Federal National Mortgage Association Pool #255580	5.50	2/1/35	36,446
425,258	Federal National Mortgage Association Pool #735224	5.50	2/1/35	455,954
410,995	Federal National Mortgage Association Pool #896016	6.00	8/1/36	444,357
1,099,231	Federal National Mortgage Association Pool #976615	5.50	9/1/36	1,178,576
503,389	Federal National Mortgage Association Pool #901561	5.50	10/1/36	537,680
669,966	Federal National Mortgage Association Pool #919584	6.00	6/1/37	723,092
655,462	Federal National Mortgage Association Pool #943647	5.50	7/1/37	699,358
22,232,638	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $22,595,065)			23,779,980

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.1%)
155,890	Government National Mortgage Association Pool #003645	4.50	12/20/19	164,968
10,398	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,423
3,505	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,850
66,221	Government National Mortgage Association Pool #548880	6.00	12/15/31	72,748
1,237,248	Government National Mortgage Association REMIC Trust Series 2009-20 Class AB	5.00	3/16/32	1,294,032
64,061	Government National Mortgage Association Pool #551762	6.00	4/15/32	70,376
30,800	Government National Mortgage Association Pool #582415	6.00	11/15/32	33,835
217,717	Government National Mortgage Association Pool #604485	6.00	7/15/33	238,632
120,695	Government National Mortgage Association Pool #622603	6.00	11/15/33	132,289
4,993	Government National Mortgage Association Pool #429786	6.00	12/15/33	5,473
126,250	Government National Mortgage Association Pool #605025	6.00	2/15/34	137,905
7,840	Government National Mortgage Association Pool #626480	6.00	2/15/34	8,564
1,818,314	Government National Mortgage Association REMIC Trust Series 2009-34 Class HA	4.50	2/16/34	1,915,185
84,078	Government National Mortgage Association Pool #610944	5.50	4/15/34	90,845
162,030	Government National Mortgage Association Pool #583008	5.50	6/15/34	175,070
65,466	Government National Mortgage Association Pool #605245	5.50	6/15/34	70,734
4,175,506	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $4,301,558)			4,425,929
62,921,637	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $64,248,045)			67,331,331

U.S. TREASURY OBLIGATIONS (16.2%)
1,000,000	U.S. Treasury Notes	1.13	12/15/12	1,001,016
1,000,000	U.S. Treasury Notes	2.63	4/30/16	1,006,172
2,000,000	U.S. Treasury Notes	3.25	5/31/16	2,081,876
1,000,000	U.S. Treasury Notes	3.25	7/31/16	1,038,984
3,000,000	U.S. Treasury Notes	3.13	10/31/16	3,081,093
1,000,000	U.S. Treasury Notes	3.13	1/31/17	1,024,219
2,000,000	U.S. Treasury Notes	3.63	2/15/20	2,051,406
2,000,000	U.S. Treasury Bonds	7.88	2/15/21	2,784,062
13,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,673,354)			14,068,828
	TOTAL INVESTMENT SECURITIES (2) (93.6%) (Cost $77,921,399)			81,400,159

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

REPURCHASE AGREEMENT (2)(3) (5.9%)

$5,100,000	With Morgan Stanley, 0.15%, dated 5/28/10, due 6/1/10, delivery value $5,100,085 (collateralized by $5,260,000 U.S. Treasury Notes 3.1250%, due 05/15/19 with a value of $5,221,425)	$5,100,000

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)	452,481

	NET ASSETS (4) (100.0%)	$86,952,640

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($86,952,640 ÷ 7,163,340 shares outstanding)	$12.14

(1)	Adjustable rate security. The rate shown is as of May 31, 2010.
(2)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)
The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(4)
For federal income tax purposes, the aggregate cost was $83,021,399, aggregate gross unrealized appreciation was $3,478,760, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $3,478,760.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$67,331,331	$0	$67,331,331
U.S. Treasury Obligation	0	14,068,828	0	14,068,828
Short Term Investments	0	5,100,000	0	5,100,000

Total Investments in Securities	$0	$86,500,159	$0	$86,500,159

For the period ended May 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 27, 2010